Shareholder Report, Holdings (Details) - MATTHEW 25 FUND	Jun. 30, 2025
Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.77%
Mercadolibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Amazon Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.95%
Federal Agricultural Mtg Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
Flutter Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Goldman Sachs Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
J P Morgan Chase Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Taiwan Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
K K Rand Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Semiconductors Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.31%
Services Business Svcs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Retail Catalog Mail Order [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.95%
Federally Sponsored Credit Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
Services Computer Prog Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Security Brokers Dealers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
National Comm Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motor Vehicle Car Bodies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Investment Advice [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Electronic Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Fire Marine Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
State Commercial Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Air Courier Svcs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Carpets Rugs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Pharmaceutical Preparations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Ship Boat Building Repairing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Hotels Motels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%